Accounts Receivable from Card Issuers - Summary of Accounts Receivables (Detail) - Accounts receivable from card issuers [member] - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Trade receivables [line items]
Accounts receivable from card issuers	R$ 9,195,466	R$ 5,029,407
Accounts receivable from other acquirers	54,968	49,023
Allowance for expected credit losses	(5,826)
Trade and other current receivables	R$ 9,244,608	R$ 5,078,430